[WOMEN'S EQUITY MUTUAL FUND LOGO]


                           WOMEN'S EQUITY MUTUAL FUND



















                               SEMI-ANNUAL REPORT

                            FOR THE SIX MONTHS ENDED
                               SEPTEMBER 30, 1999

November 12, 1999

Dear Shareholders:

September 30, 1999 marked the sixth year for the Women's Equity Mutual Fund. During the past year we have seen progress in women's promotion to leadership positions in many corporations. As we look forward to the new century, we anticipate further advancements for women.

The Fund now has over 1000 shareholders and our daily quotation can be found in the Wall Street Journal Mutual Fund section.

As of September 30, 1999 the Fund's average annual total returns are as follows:

                     One           Three          Five        From Inception
                     Year          Years          Years           10/1/93
--------------------------------------------------------------------------------
Women's Equity
Mutual Fund         19.61%        19.15%         15.51%           14.02%

Market uncertainties over the last three months have resulted in extreme volatility in stock prices. This teaches us once again that our focus should remain long-term instead of dwelling on daily or even monthly performance numbers. For example, the Fund portfolio has a larger weighted sector in financial institutions. Fear of interest rate hikes and inflation had a significant negative impact on this sector and Fund performance in August and September. However, October economic figures indicated that inflation is under control and that the markets had overreacted to those concerns. Financial sector stocks are once again benefiting from low interest rates in a steadily growing economy. If we had responded to short-term fears, the Fund would not have benefited from the turn of events over the last few weeks.

As we get close to the millennium we need to continue to remind ourselves that the best protection for investors is a well-diversified portfolio, and that investments in equities are for the long term.

We want to thank you for investing in the Fund and welcome your continuing support and input.

Sincerely yours,

/s/ Linda C. Y. Pei

Linda C.Y. Pei
President

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
Shares    COMMON STOCKS: 99.4%                                         Value
--------------------------------------------------------------------------------

          COMPUTER SERVICES: 1.2%
 3,000    Affiliated Computer Services, Inc.*.....................  $   121,875
                                                                    -----------
          CONSUMER DURABLES: 2.4%
 2,400    Harley-Davidson, Inc....................................      120,150
 1,500    Honda Motor Company, Ltd................................      122,719
                                                                    -----------
                                                                        242,869
                                                                    -----------
          CONSUMER PRODUCTS AND SERVICES: 10.4%
 5,000    Avon Products, Inc......................................      124,063
 1,700    Coca-Cola Company.......................................       81,706
 5,000    Colgate-Palmolive Company...............................      228,750
 7,500    Dollar General Corp.....................................      231,563
 2,600    Gillette Company........................................       88,238
 6,000    Jones Apparel Group, Inc.*..............................      172,500
 4,500    Newell Rubbermaid Inc...................................      128,531
                                                                    -----------
                                                                      1,055,351
                                                                    -----------
          FINANCIAL SERVICES: 12.7%
 2,125    American International Group, Inc.......................      184,742
 4,000    Bank of America Corp....................................      222,750
 7,000    BankBoston Corp.........................................      303,625
 1,500    The Charles Schwab Corp.................................       50,531
 2,400    Federal National Mortgage Association...................      150,450
 1,800    First Tennessee National Corp...........................       50,625
 6,000    MBNA Corp...............................................      136,875
 5,000    Wells Fargo Company.....................................      198,125
                                                                    -----------
                                                                      1,297,723
                                                                    -----------
          FURNISHINGS: 3.3%
 7,000    Herman Miller, Inc......................................      167,344
 8,500    Leggett & Platt, Inc....................................      167,344
                                                                    -----------
                                                                        334,688
                                                                    -----------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
          HEALTHCARE: 15.3%
 2,100    Biomet, Inc.............................................  $    55,256
 3,000    Cardinal Health, Inc....................................      163,500
 2,000    Guidant Corp.*..........................................      107,250
 2,000    IDX Sys Corp.*..........................................       36,250
 4,000    Johnson & Johnson.......................................      367,500
 5,800    Medtronic, Inc..........................................      205,900
 4,500    Merck & Company, Inc....................................      291,656
 4,000    Schering-Plough Corp....................................      174,500
 3,000    Stryker Corp.*..........................................      153,375
                                                                    -----------
                                                                      1,555,187
                                                                    -----------
          INDUSTRIAL MATERIALS: 1.6%
 3,500    Praxair, Inc............................................      161,000
                                                                    -----------
          INSURANCE - PROPERTY/CASUALTY: 1.2%
 2,500    Chubb Corp..............................................      124,531
                                                                    -----------

          INVESTMENT MANAGEMENT: 0.8%
 3,000    T. Rowe Price Associates, Inc...........................       82,312
                                                                    -----------

          OIL & GAS PRODUCERS: 2.7%
 2,500    BP Amoco, Plc...........................................      277,032
                                                                    -----------

          PRODUCER PRODUCTS: 7.4%
 5,000    Baldor Electric Company.................................       94,687
 4,000    Hubbell, Inc., Class B..................................      127,500
 4,000    Illinois Tool Works, Inc................................      298,250
 6,000    Teleflex, Inc...........................................      237,000
                                                                    -----------
                                                                        757,437
                                                                    -----------
          PUBLISHING NEWSPAPERS: 2.1%
 6,000    McClatchy Company, Class A..............................      214,500
                                                                    -----------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
          RETAIL: 3.7%
 8,500    BJ's Wholesale Club, Inc.*..............................  $   251,281
 1,700    Costco Wholesale Corp.*.................................      122,400
                                                                    -----------
                                                                        373,681
                                                                    -----------
          TECHNOLOGY: 19.4%
 2,000    Applied Materials, Inc.*................................      155,750
 2,600    Automatic Data Processing, Inc..........................      116,025
 4,000    Cisco Systems, Inc.*....................................      274,250
 3,000    Hewlett-Packard Company.................................      276,000
 3,000    Intel Corp..............................................      222,938
 1,200    International Business Machines Corp....................      145,650
 5,000    Microsoft Corp.*........................................      452,813
 2,500    Sanmina Corp.*..........................................      193,437
 3,200    Xerox Corp..............................................      134,200
                                                                    -----------
                                                                      1,971,063
                                                                    -----------
          TELECOMMUNICATIONS-EQUIPMENT: 3.4%
 5,400    Lucent Technologies, Inc................................      350,325
                                                                    -----------

          TELEPHONE - LOCAL: 6.7%
 2,345    ALLTEL Corp.............................................      165,029
 4,200    BellSouth Corp..........................................      189,000
 3,000    CenturyTel, Inc.........................................      121,875
 4,000    SBC Communications, Inc.................................      204,250
                                                                    -----------
                                                                        680,154
                                                                    -----------
          TELEPHONE - LONG DISTANCE: 3.8%
 6,500    AT&T Corp...............................................      282,750
 1,500    MCI WorldCom, Inc.*.....................................      107,813
                                                                    -----------
                                                                        390,563
                                                                    -----------
          TRANSPORTATION: 1.3%
 9,000    Southwest Airlines Company..............................      136,687
                                                                    -----------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
          Total Investments in Securities (cost $7,416,022+)
            99.4%.................................................  $10,126,978
          Other Assets less Liabilities 0.6%......................       58,533
                                                                    -----------
          TOTAL NET ASSETS 100.0% ................................  $10,185,511
                                                                    ===========

* Non-income producing security.

+ At September 30, 1999, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Gross unrealized appreciation and depreciation were as follows:

          Gross unrealized appreciation...........................  $ 3,225,910
          Gross unrealized depreciation...........................     (514,954)
                                                                    -----------
                Net unrealized appreciation.......................  $ 2,710,956
                                                                    ===========

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (cost $7,416,022) ....   $ 10,126,978
      Cash .....................................................        111,400
      Receivables:
            Due from Advisor ...................................            420
            Fund shares sold ...................................          5,845
            Dividends ..........................................         11,194
      Prepaid expenses .........................................          6,212
                                                                   ------------
                  Total assets .................................     10,262,049
                                                                   ------------

LIABILITIES
      Payable for securities purchased .........................         53,175
      Accrued audit fees .......................................          7,754
      Other accrued expenses ...................................         15,609
                                                                   ------------
                  Total liabilities ............................         76,538
                                                                   ------------

NET ASSETS .....................................................   $ 10,185,511
                                                                   ============

      NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
            ($10,185,511/534,770 shares outstanding; unlimited
            number of shares authorized without par value) .....   $      19.05
                                                                   ============

COMPONENTS OF NET ASSETS
      Paid-in capital ..........................................   $  7,133,467
      Accumulated net investment loss ..........................        (24,032)
      Undistributed net realized gain on investments ...........        365,120
      Net unrealized appreciation on investments ...............      2,710,956
                                                                   ------------
            Net assets .........................................   $ 10,185,511
                                                                   ============

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
    Dividend ....................................................     $  54,612
    Interest ....................................................         3,500
                                                                      ---------
      Total income ..............................................        58,112
                                                                      ---------

  Expenses
    Advisory fees ...............................................        53,490
    Administration fee ..........................................        15,041
    Distribution fees ...........................................        13,372
    Transfer agent fees .........................................        10,545
    Audit fee ...................................................         9,660
    Fund accounting fees ........................................         9,067
    Registration fees ...........................................         5,368
    Custody fees ................................................         5,053
    Reports to shareholders .....................................         3,088
    Trustees' fees ..............................................         2,509
    Legal fees ..................................................         2,203
    Miscellaneous ...............................................         1,350
                                                                      ---------
      Total expenses ............................................       130,746
      Less: expenses waived and reimbursed ......................       (50,511)
                                                                      ---------
      Net expenses ..............................................        80,235
                                                                      ---------
        NET INVESTMENT LOSS .....................................       (22,123)
                                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain from security transactions ..................        19,269
  Unrealized depreciation on investments ........................      (468,051)
                                                                      ---------
    Net realized and unrealized loss on investments .............      (448,782)
                                                                      ---------
      NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ......     $(470,905)
                                                                      =========

See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------
                                                               Six Months Ended      Year Ended
                                                              September 30, 1999#  March 31, 1999
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment loss......................................      $   (22,123)       $  (31,565)
   Net realized gain from security transactions.............           19,269           652,750
   Unrealized appreciation (depreciation) on investments....         (468,051)          496,587
                                                                  -----------        ----------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING
         FROM OPERATIONS ...................................         (470,905)        1,117,772
                                                                  -----------        ----------

DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gain on investments.........................               --          (335,895)
                                                                  -----------        ----------

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from net change in
      outstanding shares (a)................................          900,028         2,003,249
                                                                  -----------        ----------
        TOTAL INCREASE IN NET ASSETS .......................          429,123         2,785,126

NET ASSETS
   Beginning of period......................................        9,756,388         6,971,262
                                                                  -----------        ----------
END OF PERIOD ..............................................      $10,185,511        $9,756,388
                                                                  ===========        ==========

(a) A summary of capital share transactions is as follows:

                                                     Six Months Ended           Year Ended
                                                    September 30, 1999#       March 31, 1999
                                                  ----------------------  ----------------------
                                                   Shares       Value     Shares        Value
                                                   ------       -----     ------        -----
Shares sold ...................................    64,846    $1,341,322   125,386    $2,361,170
Shares issued in reinvestment of distribution .        --            --    17,931       324,916
Shares redeemed ...............................   (21,262)     (441,294)  (37,925)     (682,837)
                                                  -------    ----------   -------    ----------
Net increase ..................................    43,584    $  900,028   105,392    $2,003,249
                                                  =======    ==========   =======    ==========

# Unaudited.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------
                                    Six Months                     Year Ended March 31,
                                       Ended         -----------------------------------------------
                                September 30, 1999#   1999      1998      1997      1996     1995
                                -------------------   ----      ----      ----      ----     ----
Net asset value, beginning
   of period........................   $19.86        $18.07    $12.10    $11.22     $9.93    $10.46
                                       ------        ------    ------    ------     -----    ------

Income from investment operations:
   Net investment income (loss).....    (0.04)        (0.06)    (0.04)    (0.01)     0.01      0.36
   Net realized and unrealized gain
      (loss) on investments.........    (0.77)         2.65      6.16      0.90      1.59     (0.28)

Total from investment operations....    (0.81)         2.59      6.12      0.89      1.60      0.08
                                       ------        ------    ------    ------     -----    ------

Less distributions:
   From net investment income.......       --            --        --     (0.01)    (0.31)    (0.02)
   From net realized gains..........       --         (0.80)    (0.15)       --        --     (0.59)
                                       ------        ------    ------    ------     -----    ------
Total distributions.................       --         (0.80)    (0.15)    (0.01)    (0.31)    (0.61)
                                       ------        ------    ------    ------     -----    ------
Net asset value, end of period......   $19.05        $19.86    $18.07    $12.10    $11.22    $ 9.93
                                       ======        ======    ======    ======    ======    ======

Total return........................    (4.08%)       14.50%    50.77%     7.92%    16.17%     0.97%

Ratios/supplemental data:
Net assets, end of
   period (millions)................   $ 10.2        $  9.8     $ 7.0      $4.4    $  3.3    $  1.5

Ratio of expenses to average net assets:
   Before expense reimbursement
      and waiver....................     2.44%+        2.70%     3.12%     4.09%     4.75%     8.69%
   After expense reimbursement
      and waiver....................     1.50%+        1.50%     1.50%     1.50%     1.50%     1.50%

Ratio of net investment income (loss)
  to average net assets:
   Before expense reimbursement
      and waiver....................    (1.36%)+      (1.60%)   (1.88%)   (2.64%)   (1.97%)   (1.97%)
   After expense reimbursement
      and waiver....................    (0.41%)+      (0.40%)   (0.26%)   (0.05%)    1.28%     5.22%

Portfolio turnover rate.............     5.51%        16.36%    27.21%    51.13%   120.64%   705.88%

+ Annualized.

# Unaudited.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Women's Equity Mutual Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund's primary investment objective is to provide long-term capital appreciation. The Fund began operations on October 1, 1993.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     For  the  six  months  ended  September  30,  1999,  Pro-Conscience  Funds,
Incorporated  (the  "Advisor")  provided  the Fund  with  investment  management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, certain administrative services, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended September 30, 1999, the Fund incurred $53,490 in advisory fees. In order to maintain the Fund's operating expenses at 1.50% of average daily net assets, the Advisor has waived a portion of its fee and reimbursed expenses totaling $50,511 for the six months ended September 30, 1999. United States Trust Company of Boston (the "Sub-Advisor") acts as sub-advisor to the Fund and is entitled to compensation for its services from the Advisor.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

      Under $15 million                $30,000
      $15 to $50 million               0.20% of average daily net assets
      $50 to $100 million              0.15% of average daily net assets
      $100 to $150 million             0.10% of average daily net assets
      Over $150 million                0.05% of average daily net assets

     For the six months ended September 30, 1999, the Fund incurred $15,041 in administration fees.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the six months ended September 30, 1999, the Fund incurred fees of $13,372 payable to the Distribution Coordinator.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the six months ended September 30, 1999 were $1,652,844 and $568,608, respectively.

                                     ADVISOR
                           Pro-Conscience Funds, Inc.
                          625 Market Street, 16th Floor
                         San Francisco, California 94105
                                 (415) 547-9135

                                   ----------

                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                       4455 E. Camelback Road, Suite 261E
                             Phoenix, Arizona 85018

                                   ----------

                                    CUSTODIAN
                     Firstar Institutional Custody Services
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                   ----------

                                 TRANSFER AGENT
                          American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, New York 11788
                                 (800) 282-2340

                                   ----------

                                    AUDITORS
                              Tait, Weller & Baker
                            8 Penn Center, Suite 800
                        Philadelphia, Pennsylvania 19101

                                   ----------

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104


     This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

     Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.